Financial Instruments - Summary of Fair Value of Liabilities Measurement Using Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	$ 10,782.5
Ending balance	11,824.3	$ 10,782.5
Opening balance	7,743.2
Ending balance	8,479.7	7,743.2
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	109.6	103.9
Adding Shares		11.5
Reversal	0.0	0.0
Fair value adjustment	(14.5)	(4.3)
Exchange variation	0.0	(1.5)
Ending balance	95.1	109.6
Opening balance	15.1	31.0
Adding Shares		0.0
Reversal	(16.8)	(17.5)
Fair value adjustment	5.0	2.4
Exchange variation	(3.3)	(0.8)
Ending balance	$ 0.0	$ 15.1